Variable Insurance Funds
Statement of Assets and Liabilities
December 31, 2000
--------------------------------------------------------------------------------
                                                                   International
                                                                       Fund
                                                                   -------------
ASSETS:
  Cash                                                              $10,000,010
  Receivable from investment advisor                                      5,017
                                                                   -------------
      Total Assets                                                   10,005,027
                                                                   -------------

LIABILITIES:
  Accrued expenses and other payables:
    Investment advisory fees                                                328
    Administration fees                                                      82
    Distribution fees                                                       205
    Accounting fees                                                          25
    Transfer agent fees                                                      12
    Audit                                                                 5,200
    Other                                                                   394
                                                                   -------------
      Total Liabilities                                                   6,246
                                                                   -------------

NET ASSETS:
  Capital                                                             9,998,781
                                                                   -------------
      Net Assets                                                    $ 9,998,781
                                                                   =============

Outstanding units of beneficial interest (shares)                     1,000,001
                                                                   =============

Net asset value, Offering price and Redemption price per share      $     10.00
                                                                   =============



See notes to financial statements.

Variable Insurance Funds
Statement of Operations
For the period ended December 31, 2000 (a)
--------------------------------------------------------------------------------

                                                                                      International
                                                                                           Fund
                                                                                  -----------------------
INVESTMENT INCOME:
  Total investment income                                                           $             -
                                                                                  -----------------------

EXPENSES:
  Investment advisory fees                                                                      820
  Administration fees                                                                           164
  Distribution fees                                                                             205
  Accounting fees                                                                               246
  Legal fees                                                                                    394
  Audit fees                                                                                  5,200
  Transfer agent fees                                                                            82
                                                                                  -----------------------
          Total expenses before voluntary fee reductions/reimbursements                       7,111
          Expenses voluntarily reduced                                                         (653)
          Expenses voluntarily reimbursed                                                    (5,229)
                                                                                  -----------------------
          Net expenses                                                                        1,229
                                                                                  -----------------------
  Net investment loss                                                                        (1,229)
                                                                                  -----------------------


  Change in net assets resulting from operations                                    $        (1,229)
                                                                                  =======================

(a) For the period from December 29, 2000 (commencement of operations) through December 31, 2000.




See notes to financial statements.

Variable Insurance Funds
Statement of Changes in Net Assets
For the period ended December 31, 2000 (a)
--------------------------------------------------------------------------------
                                                              International
                                                                    Fund
                                                            -------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment loss                                        $          (1,229)
                                                            -------------------
  Change in net assets resulting from operations                        (1,229)
                                                            -------------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                       10,000,010
                                                            -------------------
  Change in net assets from capital share transactions              10,000,010
                                                            -------------------
  Change in net assets                                               9,998,781
                                                            -------------------

NET ASSETS:
  Beginning of period                                                        -
                                                            -------------------
  End of period                                              $       9,998,781
                                                            ===================

SHARE TRANSACTIONS:
  Issued                                                             1,000,001
                                                            -------------------
  Change in shares                                                   1,000,001
                                                            ===================

(a) For the period from December 29, 2000 (commencement of operations) through December 31, 2000.




See notes to financial statements.

Variable Insurance Funds
Financial Highlights
For the period ended December 31, 2000 (a)
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout the period indicated.
                                                             International
                                                                  Fund
                                                             --------------
Net Asset Value, Beginning of Period                          $      10.00
Investment Activities:
  Net investment loss                                                (0.00)(b)
                                                             --------------
  Total Investment Activities                                        (0.00)
                                                             --------------

Net Asset Value, End of Period                                $      10.00
                                                             ==============

  Total Return                                                        0.00% (c)

Ratios/Supplemental Data:
  Net assets at end of period (000)                           $      9,999
  Ratio of expenses to average net assets                             1.50% (d)
  Ratio of net investment income to average net assets               (1.50%)(d)
  Ratio of expenses to average net assets*                            8.65% (d)
  Portfolio turnover                                                  0.00%

(a) For the period from December 29, 2000 (commencement of operations) through December 31, 2000.
(b) Less than 0.005.
(c) Not annualized.
(d) Annualized.
* During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratio would have been as indicated.



See notes to financial statements.

Variable Insurance Funds
Statement of Assets and Liabilities
December 31, 2000
--------------------------------------------------------------------------------
                                                                Enhanced Market
                                                                      Fund
                                                               -----------------
ASSETS:
  Cash                                                           $    5,000,010
  Receivable from investment advisor                                      5,017
                                                               -----------------
      Total Assets                                                    5,005,027
                                                               -----------------

LIABILITIES:
  Accrued expenses and other payables:
    Investment advisory fees                                                 61
    Distribution fees                                                       102
    Accounting fees                                                          12
    Transfer agent fees                                                       6
    Custody fees                                                              2
    Audit fees                                                            5,200
    Other                                                                   146
                                                               -----------------
      Total Liabilities                                                   5,529
                                                               -----------------

NET ASSETS:
  Capital                                                             4,999,498
                                                               -----------------
      Net Assets                                                 $    4,999,498
                                                               =================

Outstanding units of beneficial interest (shares)                       500,001
                                                               =================

Net asset value, Offering price and Redemption price per share   $        10.00
                                                               =================



See notes to financial statements.

Variable Insurance Funds
Statement of Operations
For the period ended December 31, 2000 (a)
--------------------------------------------------------------------------------

                                                                                Enhanced Market
                                                                                      Fund
                                                                             ----------------------
INVESTMENT INCOME:
  Total investment income                                                       $           -
                                                                             ----------------------

EXPENSES:
  Investment advisory fees                                                                184
  Administration fees                                                                      82
  Distribution fees                                                                       102
  Accounting fees                                                                         246
  Custodian fees                                                                            2
  Transfer agent fees                                                                      82
  Audit fees                                                                            5,200
  Other fees                                                                              146
                                                                             ----------------------
          Total expenses before voluntary fee reductions/reimbursements                 6,044
          Expenses voluntarily reduced                                                   (515)
          Expenses voluntarily reimbursed                                              (5,017)
                                                                             ----------------------
          Net expenses                                                                    512
                                                                             ----------------------
  Net investment loss                                                                    (512)
                                                                             ----------------------

  Change in net assets resulting from operations                                $        (512)
                                                                             ======================

(a) For the period from December 29, 2000 (commencement of operations) through December 31, 2000.




See notes to financial statements.

Variable Insurance Funds
Statement of Changes in Net Assets
For the period ended December 31, 2000 (a)
--------------------------------------------------------------------------------

                                                                 Enhanced Market
                                                                       Fund
                                                        ----------------------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment loss                                    $                       (512)
                                                        ----------------------------------
  Change in net assets resulting from operations                                 (512)
                                                        ----------------------------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                               5,000,010
                                                        ----------------------------------
  Change in net assets from capital share transactions                      5,000,010
                                                        ----------------------------------
  Change in net assets                                                      4,999,498
                                                        ----------------------------------

NET ASSETS:
  Beginning of period                                                               -
                                                        ----------------------------------
  End of period                                          $                  4,999,498
                                                        ==================================

SHARE TRANSACTIONS:
  Issued                                                                      500,001
                                                        ----------------------------------
  Change in shares                                                            500,001
                                                        ==================================

(a) For the period from December 29, 2000 (commencement of operations) through December 31, 2000.





See notes to financial statements.

Variable Insurance Funds
Financial Highlights
For the period ended December 31, 2000 (a)
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout the period indicated.

                                                           Enhanced Market
                                                                Fund
                                                          -----------------

Net Asset Value, Beginning of Period                            $    10.00
Investment Activities:
  Net investment loss                                                (0.00) (b)
                                                          -----------------
  Total Investment Activities                                        (0.00)
                                                          -----------------

Net Asset Value, End of Period                                  $    10.00
                                                          =================

  Total Return                                                        0.00% (c)

Ratios/Supplemental Data:
  Net assets at end of period (000)                             $    4,999
  Ratio of expenses to average net assets                             1.25% (d)
  Ratio of net investment income to average net assets               (1.25%)(d)
  Ratio of expenses to average net assets*                           14.71% (d)
  Portfolio turnover                                                  0.00%

(a) For the period from December 29, 2000 (commencement of operations) through December 31, 2000.
(b) Less than 0.005.
(c) Not annualized.
(d) Annualized.
* During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratio would have been as indicated.

Variable Insurance Funds
Statement of Assets and Liabilities
December 31, 2000
--------------------------------------------------------------------------------
                                                                      Mid Cap
                                                                        Fund
                                                              ------------------
ASSETS:
  Cash                                                           $    5,000,010
  Receivable from investment advisor                                      5,079
                                                              ------------------
      Total Assets                                                    5,005,089
                                                              ------------------

LIABILITIES:
  Accrued expenses and other payables:
    Investment advisory fees                                                123
    Distribution fees                                                       102
    Accounting fees                                                          12
    Transfer agent fees                                                       6
    Custody                                                                   2
    Audit                                                                 5,200
    Other                                                                   146
                                                              ------------------
      Total Liabilities                                                   5,591
                                                              ------------------

NET ASSETS:
  Capital                                                             4,999,498
                                                              ------------------
      Net Assets                                                 $    4,999,498
                                                              ==================


Outstanding units of beneficial interest (shares)                       500,001
                                                              ==================

Net asset value, Offering price and Redemption price per share   $        10.00
                                                              ==================

See notes to financial statements.

Variable Insurance Funds
Statement of Operations
For the period ended December 31, 2000 (a)
--------------------------------------------------------------------------------

                                                                                            Mid Cap
                                                                                              Fund
                                                                                  ----------------------------
INVESTMENT INCOME:
  Total investment income                                                         $                      -
                                                                                  ----------------------------

EXPENSES:
  Investment advisory fees                                                                               369
  Administration fees                                                                                     82
  Distribution fees                                                                                      102
  Accounting fees                                                                                        246
  Custodian fees                                                                                           2
  Transfer agent fees                                                                                     82
  Audit fees                                                                                           5,200
  Other fees                                                                                             146
                                                                                  ----------------------------
          Total expenses before voluntary fee reductions/reimbursements                                6,229
          Expenses voluntarily reduced                                                                  (638)
          Expenses voluntarily reimbursed                                                             (5,079)
                                                                                  ----------------------------
          Net expenses                                                                                   512
                                                                                  ----------------------------
  Net investment loss                                                                                   (512)
                                                                                  ----------------------------

  Change in net assets resulting from operations                                  $                     (512)
                                                                                  ============================

(a) For the period from December 29, 2000 (commencement of operations) through December 31, 2000.

See notes to financial statements.

Variable Insurance Funds
Statement of Changes in Net Assets
For the period ended December 31, 2000 (a)
--------------------------------------------------------------------------------
                                                                    Mid Cap
                                                                      Fund
                                                                 --------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment loss                                            $        (512)
                                                                 --------------
  Change in net assets resulting from operations                          (512)
                                                                 --------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                        5,000,010
                                                                 --------------
  Change in net assets from capital share transactions               5,000,010
                                                                 --------------
  Change in net assets                                               4,999,498
                                                                 --------------

NET ASSETS:
  Beginning of period                                                        -
                                                                 --------------
  End of period                                                  $   4,999,498
                                                                 ==============


SHARE TRANSACTIONS:
  Issued                                                               500,001
                                                                 --------------
  Change in shares                                                     500,001
                                                                 ==============

(a) For the period from December 29, 2000 (commencement of operations) through December 31, 2000.



See notes to financial statements.

Variable Insurance Funds
Financial Highlights
For the period ended December 31, 2000 (a)
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout the period indicated.

                                                                  Mid Cap
                                                                   Fund
                                                            --------------------
Net Asset Value, Beginning of Period                           $      10.00
Investment Activities:
  Net investment loss                                                 (0.00)(b)
                                                            --------------------
  Total Investment Activities                                         (0.00)
                                                            --------------------

Net Asset Value, End of Period                                 $      10.00
                                                            ====================

  Total Return                                                         0.00% (c)

Ratios/Supplemental Data:
  Net assets at end of period (000)                            $      4,999
  Ratio of expenses to average net assets                              1.25% (d)
  Ratio of net investment income to average net assets                (1.25%)(d)
  Ratio of expenses to average net assets*                            15.16% (d)
  Portfolio turnover                                                   0.00%

(a) For the period from December 29, 2000 (commencement of operations) through December 31, 2000.
(b) Less than 0.005.
(c) Not annualized.
(d) Annualized.
 * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratio would have been as indicated.

Variable Insurance Funds
Statement of Assets and Liabilities
December 31, 2000
--------------------------------------------------------------------------------

                                                                Large Cap
                                                                   Fund
                                                         ----------------------
ASSETS:
  Cash                                                      $      5,000,010
  Receivable from investment advisor                                   5,038
                                                         ----------------------
      Total Assets                                                 5,005,048
                                                         ----------------------

LIABILITIES:
  Accrued expenses and other payables
    Investment advisory fees                                              82
    Distribution fees                                                    102
    Accounting fees                                                       12
    Transfer agent fees                                                    6
    Custody                                                                2
    Audit                                                              5,200
    Other                                                                146
                                                         ----------------------
      Total Liabilities                                                5,550
                                                         ----------------------

NET ASSETS:
  Capital                                                          4,999,498
                                                         ----------------------
      Net Assets                                            $      4,999,498
                                                         ======================


Outstanding units of beneficial interest (shares)                    500,001
                                                         ======================

Net asset value, Offering price and Redemption price
  per share                                                 $          10.00
                                                         ======================


See notes to financial statements.

Variable Insurance Funds
Statement of Operations
For the period ended December 31, 2000 (a)
--------------------------------------------------------------------------------

                                                                                           Large Cap
                                                                                              Fund
                                                                                  ----------------------------
INVESTMENT INCOME:
  Total investment income                                                         $                      -
                                                                                  ----------------------------

EXPENSES:
  Investment advisory fees                                                                             287
  Administration fees                                                                                   82
  Distribution fees                                                                                    102
  Accounting fees                                                                                      246
  Custodian fees                                                                                         2
  Transfer agent fees                                                                                   82
  Audit fees                                                                                         5,200
  Other fees                                                                                           146
                                                                                  ----------------------------
          Total expenses before voluntary fee reductions/reimbursements                              6,147
          Expenses voluntarily reduced                                                                (597)
          Expenses voluntarily reimbursed                                                           (5,038)
                                                                                  ----------------------------
          Net expenses                                                                                 512
                                                                                  ----------------------------
  Net investment loss                                                                                 (512)
                                                                                  ----------------------------

  Change in net assets resulting from operations                                  $                   (512)
                                                                                  ============================

(a) For the period from December 29, 2000 (commencement of operations) through December 31, 2000.



See notes to financial statements.

Variable Insurance Funds
Statement of Changes in Net Assets
For the period ended December 31, 2000 (a)
--------------------------------------------------------------------------------
                                                                 Large Cap
                                                                    Fund
                                                          ----------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment loss                                         $           (512)
                                                          ----------------------
  Change in net assets resulting from operations                          (512)
                                                          ----------------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                        5,000,010
                                                          ----------------------
  Change in net assets from capital share transactions               5,000,010
                                                          ----------------------
  Change in net assets                                               4,999,498
                                                          ----------------------

NET ASSETS:
  Beginning of period                                                        -
                                                          ----------------------
  End of period                                               $      4,999,498
                                                          ======================


SHARE TRANSACTIONS:
  Issued                                                               500,001
                                                          ----------------------
  Change in shares                                                     500,001
                                                          ======================

(a) For the period from December 29, 2000 (commencement of operations) through December 31, 2000




See notes to financial statements.

Variable Insurance Funds
Financial Highlights
For the period ended December 31, 2000 (a)
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout the period indicated.

                                                            Large Cap
                                                              Fund
                                                     -----------------------
Net Asset Value, Beginning of Period                    $            10.00
Investment Activities:
  Net investment loss                                                (0.00)(b)
                                                     -----------------------
  Total Investment Activities                                        (0.00)
                                                     -----------------------

Net Asset Value, End of Period                          $            10.00
                                                     =======================

  Total Return                                                        0.00% (c)

Ratios/Supplemental Data:
  Net assets at end of period (000)                     $            4,999
  Ratio of expenses to average net assets                             1.25% (d)
  Ratio of net investment income to average net assets               (1.25%)(d)
  Ratio of expenses to average net assets*                           14.96% (d)
  Portfolio turnover                                                  0.00%

(a) For the period from December 29, 2000 (commencement of operations) through December 31, 2000.
(b) Less than 0.005.
(c) Not annualized.
(d) Annualized.
* During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratio would have been as indicated.




See notes to financial statements.

AmSouth Variable Insurance Funds
Notes to Financial Statements
December 31, 2000

1.   Organization:
     The Variable Insurance Funds (the "Trust") was organized on July 20, 1994, and is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company established as a Massachusetts business trust.

     The Trust is authorized to issue an unlimited number of shares without par value. The accompanying financial statements are for the AmSouth International Equity Fund ("International Fund"), the AmSouth Enhanced Market Fund ("Enhanced Fund"), the AmSouth Mid Cap Fund ("Mid Cap Fund") and the AmSouth Large Cap Fund ("Large Cap Fund") (collectively, "the Funds" and individually "a Fund"). Shares of the Funds are offered to a separate account of New York Life Insurance Company, as well as other eligible purchasers.

     The International Fund seeks capital appreciation by investing primarily in equity securities of large foreign companies. The Enhanced Fund seeks long-term capital growth by investing in a diversified portfolio of common stocks that are representative of the U.S. stock market. The Mid Cap Fund seeks capital appreciation by investing primarily in equity securities of mid-cap companies. The Large Cap Fund seeks long-term capital appreciation with current income as a secondary objective. It seeks these objectives by investing primarily in equity securities of large-cap U.S. companies.

2.   Significant Accounting Policies:
     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     Cash - Cash includes investments in demand deposits at each Fund's respective bank. AmSouth Bank, the Funds' custodian, holds cash balances for the Enhanced Market Fund, Mid Cap Fund and Large Cap Fund. The International Fund's cash is held at Bankers Trust Company.

     Federal Income Taxes - It is the intention of the Funds to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

     Other - Expenses that are directly related to a Fund are charged directly to that Fund, while general Trust expenses are allocated between the Funds based on their relative net assets or another appropriate method.

3.   Purchases and Sales of Securities:
     For the period ended December 31, 2000 there were no purchases or sales of securities.

4.   Related Party Transactions:
     Investment advisory services are provided to the Funds by AmSouth. Under the terms of the investment advisory agreement, AmSouth is entitled to receive fees based on a percentage of the average daily net assets of the Funds. Sub-advisory services are provided to the International Equity Fund by Lazard Asset Management ("Lazard"). Under the terms of the sub-advisory agreement, Lazard is entitled to receive fees, payable by AmSouth, based on a percentage of the average daily net assets of the Fund.

     Sub-advisory services are provided to the Enhanced Market Fund by Oakbrook Investments, LLC ("Oakbrook"). Under the terms of the sub-advisory agreement, Oakbrook is entitled to receive fees, payable by AmSouth, based

                                  -continued-

AmSouth Variable Insurance Funds
Notes to Financial Statements
December 31, 2000


     on a percentage of the average daily net assets of the Fund.

     Sub-advisory services are provided to the Mid Cap Fund by Bennett Lawrence Management, LLC ("Bennett Lawrence"). Under the terms of the sub-advisory agreement, Bennett Lawrence is entitled to receive fees, payable by AmSouth, based on a percentage of the average daily net assets of the Fund.

     AmSouth also serves as custodian for the Funds. Pursuant to the Custodian Agreement with the Trust, AmSouth receives compensation from the Funds for such services in an amount equal to an asset-based fee plus fixed fees charged for certain portfolio transactions and out-of-pocket expenses.

     BISYS Fund Services Ohio, Inc. (BISYS Ohio) with which certain officers and trustees of the Trust are affiliated, serves the Trust as Administrator. Such officers and trustees are paid no fees directly by the Trust for serving as officers and trustees of the Trust. Under the terms of the Management and Administration Agreement between BISYS Ohio and the Trust, BISYS Ohio's fees are computed daily as a percentage of the average net assets of the Funds. BISYS Fund Services Limited Partnership ("BISYS") serves, without compensation, as Distributor of the Funds. BISYS Ohio also serves the Funds as Transfer Agent and Fund Accountant. BISYS, an Ohio limited partnership, and BISYS Ohio are subsidiaries of The BISYS Group, Inc.

     Shares of the Trust are subject to a Variable Contract Owner Servicing Plan (the "Servicing Plan") permitting payment of compensation to financial institutions that agree to provide certain administrative support services for their customers or account holders. The Funds have entered into a specific arrangement with BISYS for the provision of such services and reimburses BISYS for its cost of providing these services, subject to a maximum annual rate equal to 0.25% of the average daily net assets of the Funds.

     Fees may be voluntarily reduced or reimbursed to assist the Funds in maintaining competitive expense ratios. Information regarding these transactions is as follows for the year ended December 31, 2000:

                                        Investment Advisory Fees
                                       ---------------------------
                                        Annual Fee as                               Fund
                                        a Percentage              Administration  Accounting    Transfer        Other
                                             of          Fees         Fees           Fees      Agent Fees      Expenses
                                       Average Daily  Voluntarily  Voluntarily   Voluntarily   Voluntarily   Voluntarily
         Fund                            Net Assets     Reduced      Reduced       Reduced       Reduced      Reimbursed
                                       -------------------------------------------------------------------------------------
         International Equity Fund         1.00%         $280         $82           $221          $70          $5,229
         Enhanced Market Fund              0.45%          123          82            234           76           5,017
         Mid Cap Fund                      0.90%          246          82            234           76           5,079
         Large Cap Fund                    0.70%          205          82            234           76           5,038

                                  -continued-


                       Report of Independent Accountants

To the Shareholders and Trustees of
    Variable Insurance Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the International Fund, Enhanced Market Fund, Mid Cap Fund and Large Cap Fund (four portfolios of the Variable Insurance Funds, hereafter referred to as the "Funds") at December 31, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the periods presented and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Columbus, Ohio
February 20, 2001